Ordinary shares, share premium, and other equity (Tables)	12 Months Ended
Dec. 31, 2019
27. Ordinary shares, share premium, and other equity
Called up share capital
Called up share capital, allotted and fully paid
	Ordinary share capital	Preference share capital	Share premium	Total share capital and share premium	Other equity instruments
	£m	£m	£m	£m	£m
As at 1 January 2019	2,342	6	-	2,348	7,595
AT1 securities issuance	-	-	-	-	2,302
AT1 securities redemption	-	-	-	-	(1,574)
As at 31 December 2019	2,342	6	-	2,348	8,323

As at 1 January 2018	2,342	19	12,092	14,453	8,982
AT1 securities issuance	-	-	-	-	1,925
AT1 securities redemption	-	-	-	-	(1,242)
Redemption of preference shares	-	(13)	-	(13)	-
Capital reorganisation	-	-	(12,092)	(12,092)	-
Net equity impact of intra-group transfers	-	-	-	-	(2,070)
As at 31 December 2018	2,342	6	-	2,348	7,595

AT1 equity instruments
AT1 equity instruments
		2019	2018
	Initial call date	£m	£m
AT1 equity instruments - Barclays Bank Group
6.625% Perpetual Subordinated Contingent Convertible Securities (USD 1,211m)	2019	-	715
6.5% Perpetual Subordinated Contingent Convertible Securities (EUR 1,077m)	2019	-	860
8.0% Perpetual Subordinated Contingent Convertible Securities (EUR 1,000m)	2020	836	836
7.875% Perpetual Subordinated Contingent Convertible Securities	2022	1,000	1,000
7.875% Perpetual Subordinated Contingent Convertible Securities (USD 1,500m)	2022	1,136	1,136
7.25% Perpetual Subordinated Contingent Convertible Securities	2023	500	500
7.75% Perpetual Subordinated Contingent Convertible Securities (USD 2,500m)	2023	1,925	1,925
5.875% Perpetual Subordinated Contingent Convertible Securities	2024	623	623
8% Perpetual Subordinated Contingent Convertible Securities (USD 2,000m)	2024	1,509	-
7.125% Perpetual Subordinated Contingent Convertible Securities	2025	299	-
6.375% Perpetual Subordinated Contingent Convertible Securities	2025	495	-
Total AT1 equity instruments		8,323	7,595